Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Contract assets.
Schedule of contract assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Arising from performance under construction contracts	88,637	2,194
Loss allowance	(10,953)	(2,194)
	77,684	—